Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2011
Segment disclosure [Abstract]
Net Sales for new and used systems

Year ended December 31 (in thousands)	2011 [1] EUR	2010 EUR	2009 EUR

New systems	4,780,720	3,704,290	993,260
Used systems	103,193	190,452	181,598

Net system sales	4,883,913	3,894,742	1,174,858

1	As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Net sales and identifiable assets by geographic region

Year ended December 31 (in thousands)	Net sales[1] EUR	Identifiable assets EUR

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

2009
Japan	41,075	103,399
Korea	377,677	24,931
Singapore	155,825	7,987
Taiwan	440,222	63,502
Rest of Asia	144,004	398,959
Europe	68,652	2,609,319
United States	368,608	406,464

Total	1,596,063	3,614,561

1	As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.